DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2014
Due to Related Parties [Abstract]
Schedule Of Due To Related Parties

	December 31,
	2014	2013

Shenzhen TOFA Complex Metal Material Co. Ltd (i)	$—	$166,297
(i) This represents certain advances received by the Group from the entity for operating purpose.